UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-02183

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BABSON CAPITAL CORPORATE INVESTORS
(Exact name of registrant as specified in charter)
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1500 Main Street
P.O. Box 15189
Springfield, MA 01115-5189
(Address of principal executive offices) (Zip code)

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Janice M. Bishop, Vice President, Secretary and Chief Legal Officer

Independence Wharf, 470 Atlantic Ave., Boston, MA 02210

(name and address of agent for service)
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Registrant's telephone number, including area code:
413-226-1000

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2015 - June 30, 2016

Item 1.  Proxy Voting Record.

NORTEK, INC.

Ticker: NTK	Security ID: 656559309
Meeting Date: May 3, 2016	Meeting Type: Annual

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.	Election of Directors
	i. Joseph A. Arcuri	For	For	Management
	ii. John T. Coleman	For	For	Management
	iii. J. David Smith	For	For	Management
2.	Ratify Appointment of Independent Auditors	For	For	Management
3.	Amend Omnibus Stock Option Plan	For	For	Management

SUPREME INDUSTRIES, INC.

Ticker: STS	Security ID: 868607102
Meeting Date: May 25, 2016	Meeting Type: Annual

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.1	Election of Directors	For	For	Management
1.2	Election of Directors	For	For	Management
1.3	Election of Directors	For	Against	Management
2.	14A Executive Compensation	For	For	Management
3.	Approve Stock Compensation Plan	For	For	Management
4.	Ratify Appointment of Independent Auditors	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Babson Capital Corporate Investors

By:	/s/ Robert M. Shettle
Robert M. Shettle, President

Date:	August 23, 2016